Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
NOTE 9. GOODWILL AND OTHER INTANGIBLE ASSETS

We test goodwill for impairment at a reporting unit level, which is deemed to be our principal operating segments or one level below. With our annual impairment testing as of October 1, 2020, the calculated fair values of the reporting units exceeded their book values in all circumstances; however, the Turner, HBO and Entertainment Group (prior to the reporting unit change) fair values exceeded their book values by less than 10%, with COVID-19 impacts, industry trends and our content distribution strategy affecting fair value.

In December 2020, we changed our management strategy and reevaluated our domestic video business, allowing us to maximize value in our domestic video business and further accelerate our ability to innovate and execute in our fast-growing broadband and fiber business. The strategy change required us to reassess the grouping and recoverability of the video business long-lived assets. In conjunction with the strategy change, we separated the former Entertainment Group reporting unit into two reporting units, Video and Consumer Wireline, which includes legacy telephony operations. Our recoverability assessment resulted in $7,255 of long-lived asset impairment in the video business, including $4,373 for orbital slots and $1,201 for customer lists. The change in reporting unit required the historical Entertainment Group goodwill to be assigned to the separate Video and Consumer Wireline reporting units, for which we used the relative fair value allocation methodology. The affected reporting units were then tested for goodwill impairment. We recorded an impairment of the entire $8,253 of goodwill allocated to the Video reporting unit. No goodwill impairment was required in the Consumer Wireline reporting unit. As further discussed in Note 23, beginning in the first quarter of 2021, the Video business met the criteria to be classified as held-for-sale and, as a result, was subsequently removed from the former Entertainment Group reporting unit. This change was made subsequent to the recoverability assessment described herein and had no effect on that assessment.

In the second quarter of 2020, driven by significant and adverse economic and political environments in Latin America, including the impact of COVID-19, we experienced accelerated subscriber losses and revenue decline in the region, as well as closure of our operations in Venezuela. When combining these business trends and higher weighted-average cost of capital resulting from the increase in country-risk premiums in the region, we concluded that it was more likely than not that the fair value of the Vrio reporting unit, estimated using discounted cash flow and market multiple approaches, was less than its carrying amount. We recorded a $2,212 goodwill impairment in the Vrio reporting unit, with $105 attributable to noncontrolling interest.

Other changes to our goodwill in 2020 resulted from foreign currency translation, the held-for-sale treatment of our Crunchyroll anime business and our acquisition of the remaining interest in HBO LAG (see Note 6). In 2020, the prior Xandr segment was combined with our WarnerMedia segment.

Changes to our goodwill in 2019 primarily resulted from the held-for-sale treatment of wireless and wireline operations in Puerto Rico and the U.S. Virgin Islands (see Note 6) and final valuations related to our acquisitions of Time Warner and Otter Media, as well as changes from foreign currency translation.

At December 31, 2020, our Communications segment has four reporting units: Mobility, Video, Consumer Wireline and Business Wireline. Our WarnerMedia segment has four reporting units: Turner, Home Box Office, Warner Bros. and Xandr. Our Latin America segment has two reporting units: Vrio and Mexico.
The following table sets forth the changes in the carrying amounts of goodwill by operating segment:

	2020					2019
	Balance at Jan. 1	Acquisitions	Impairments	Dispositions, currency exchange and other	Balance at Dec. 31	Balance at Jan. 1	Acquisitions	Dispositions, currency exchange and other	Balance at Dec. 31
Communications	$100,234	$—	$(8,253)	$(5)	$91,976	$100,551	$—	$(317)	$100,234
WarnerMedia	42,345	415	—	(313)	42,447	42,101	66	178	42,345
Latin America	3,662	—	(2,212)	(614)	836	3,718	—	(56)	3,662
Total	$146,241	$415	$(10,465)	$(932)	$135,259	$146,370	$66	$(195)	$146,241

We review amortized intangible assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group, including the video business previously discussed. In 2020, we changed the estimated lives of our orbital slot licenses from indefinite to finite-lived and began amortizing them over their average remaining economic life of 15 years (see Note 1).
Our other intangible assets at December 31 are summarized as follows:

	2020				2019
Other Intangible Assets	Weighted-Average Life	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment
Amortized intangible assets:
Wireless licenses [1]	24.6 years	$2,979	$271	$(421)	$2,981	$156	$(243)
Orbital slots [2]	15.0 years	5,825	—	—	—	—	—
Trademarks and trade names	37.1 years	20,016	1,518	(442)	18,359	853	(6)
Distribution network	10.0 years	18,414	4,621	—	18,138	2,793	—
Released television and film content	17.5 years	10,940	6,240	—	10,941	4,974	—
Customer lists and relationships	9.3 years	4,100	1,645	(460)	20,304	14,773	(281)
Other	21.3 years	11,311	2,615	(5)	11,427	1,843	(3)
Total	22.3 years	$73,585	$16,910	$(1,328)	$82,150	$25,392	$(533)
[1] Includes $1,561 of wireless license renewals in Mexico in 2019. [2] Changed from indefinite-lived January 1, 2020.

Indefinite-lived intangible assets not subject to amortization, net of currency translation adjustment:

Licenses:
Wireless licenses	$85,728	$83,623
Orbital slots [1]	—	11,702
Trade names	5,241	6,067
Total	$90,969	$101,392
[1] Changed to amortized January 1, 2020.

Amortized intangible assets are definite-life assets, and, as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets. Amortization expense for definite-life intangible assets was $8,239 for the year ended December 31, 2020, $7,932 for the year ended December 31, 2019 and $8,347 for the year ended December 31, 2018. Amortization expense is estimated to be $5,987 in 2021, $5,363 in 2022, $4,846 in 2023, $4,302 in 2024 and $4,046 in 2025.